4. Notes Payable - Related Parties (Details Narrative) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Accounts payable and accrued liabilities – related parties	$ 363,274	$ 417,133	$ 37,469
Note Payable Related Party A [Member]
Debt face amount		$ 38,615
Debt stated interest rate		3.00%
Note payable - related party balance		$ 39,195
Note Payable Related Party B [Member]
Debt face amount		$ 37,469
Debt stated interest rate		3.00%
Accounts payable and accrued liabilities – related parties		$ 37,469
Note Payable Related Party C [Member]
Debt stated interest rate		3.00%
Accounts payable and accrued liabilities – related parties		$ 2,250
Note Payable - Related Party D [Member]
Debt stated interest rate		3.00%
Accounts payable and accrued liabilities – related parties		$ 1,630
Note Payable - Related Party E [Member]
Debt face amount		$ 262,197
Debt stated interest rate		3.00%
Note payable - related party balance		$ 262,197